RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
RELATED PARTIES
NOTE 12: RELATED PARTIES
The related parties of the Group are predominately subsidiaries, joint operations, joint ventures, associates and key management personnel (see note 8.1) of the Group. Transactions between the parent company, its subsidiaries and joint operations are eliminated on consolidation and are not disclosed in this note. Related parties include the Significant Shareholder, which is a trust of which Mr. Lakshmi N. Mittal, Mrs. Usha Mittal and their children are the beneficiaries and which owns, together with shares owned directly by Mr. and Mrs. Mittal, 33.67% of ArcelorMittal’s issued ordinary shares.
Transactions with related parties of the Company mainly relate to sales and purchases of raw materials and steel products and were as follows:
12.1 Sales and trade receivables

		Year ended December 31,			December 31,
		Sales			Trade receivables
Related parties and their subsidiaries where applicable	Category	2021	2020	2019	2021	2020
Calvert	Joint Venture	3,549	1,488	2,518	48	18
Gonvarri Steel Industries [1]	Associate	2,234	1,395	1,728	72	67
Acciaierie d'Italia [2]	Joint Venture	1,193	—	—	363	—
ArcelorMittal CLN Distribuzione Italia	Joint Venture	499	304	483	35	6
Borçelik	Joint Venture	484	312	474	105	15
Aperam	Other	478	155	172	67	19
Bamesa	Associate	370	226	365	53	27
Tuper	Joint Venture	326	128	147	60	36
WDI [3]	Associate	195	106	105	2	1
ArcelorMittal RZK Çelik Servis Merkezi	Joint Venture	154	167	225	67	14
Coils Lamiere Nastri (C.L.N.)	Associate	150	146	247	8	7
Tameh	Joint Venture	107	64	109	19	6
Condesa [4]	Joint Venture	106	46	69	—	11
ArcelorMittal BE Group	Joint Venture	81	37	56	7	—
SSC Tanger	Associate	78	49	55	1	1
Stalprofil	Associate	64	47	58	12	2
Alkat	Associate	56	32	27	14	6
I/N Kote [5]	Other	—	226	321	—	—
Other		395	214	283	151	33
Total		10,519	5,142	7,442	1,084	269
1.Gonvarri Steel Industries include mainly the joint ventures ArcelorMittal Gonvarri Brasil Productos Siderúrgicos and ArcelorMittal Gonvarri SSC Slovakia.
2.On April 14, 2021, ArcelorMittal completed an investment agreement with Invitalia, an Italian state-owned company, forming the joint venture Acciaierie d’Italia (see note 2.3.1). On September 30, 2021, the raw material supply agreement between Acciaierie d’Italia and the Company expired without renewal.
3.WDI includes Westfälische Drahtindustrie Verwaltungsgesellschaft mbH & Co. KG and Westfälische Drahtindustrie GmbH.
4.On November 19, 2021, the Company completed the acquisition of Condesa, a joint venture in which it already held a 33% interest, through the acquisition of the remaining 67% shares (see note 2.2.4).
5.I/N Kote was divested on December 9, 2020 upon completion of ArcelorMittal USA sale (see note 2.3.1).
12.2 Purchases and trade payables

		Year ended December 31,			December 31,
		Purchases			Trade payables
Related parties and their subsidiaries where applicable	Category	2021	2020	2019	2021	2020
Tameh	Joint Venture	404	171	273	178	37
Global Chartering	Joint Venture	286	138	—	20	8
Integrated Metal Recycling	Joint Venture	167	—	—	—	—
AMNS India	Joint Venture	166	18	—	1	—
Sitrel	Joint Venture	88	29	49	2	—
Aperam	Other	86	56	47	15	8
CFL Cargo	Associate	71	54	63	26	16
Exeltium	Associate	71	50	52	12	12
Alkat	Associate	68	53	36	10	8
Calvert	Joint Venture	63	124	127	6	9
Baycoat	Joint Venture	53	46	47	6	7
Gonvarri Steel Industries [1]	Associate	45	19	22	19	17
Al Jubail	Joint Venture	21	16	53	7	7
Other		284	377	323	129	143
Total		1,873	1,151	1,092	431	272
1.Gonvarri Steel Industries include mainly the joint ventures ArcelorMittal Gonvarri Brasil Productos Siderúrgicos and ArcelorMittal Gonvarri SSC Slovakia.
12.3 Other transactions with related parties
At December 31, 2019, subsequent to the ArcelorMittal's sale of a 50% controlling interest in Global Chartering to DryLog (see note 2.3.1), the Company signed a 10 year freight contract with Global Chartering, whereby ArcelorMittal agreed to provide cargo up to 16.8 million tonnes annually for shipping, representing 80% of the capacity of Global Chartering at that time. As of December 31, 2019, the Company also had an outstanding short-term loan of 127 granted to Global Chartering, which was repaid in 2020 following the sale-and-lease back of three vessels owned by Global Chartering.
At December 31, 2020, the shareholder loans granted by the Company to Al Jubail, with various maturity dates, had a carrying value of 109. They were fully converted into equity in 2021 (see note 2.4.1).
As of December 3, 2014, ArcelorMittal Calvert LLC signed a member capital expenditure loan agreement with the joint venture Calvert and as of December 31, 2021, the loans amounted to 195 including accrued interest. The loans bear interest from 2.28% to 4.77% and have various maturity dates ranging from less than 1 to 25 years.
On November 8, 2019, Baffinland entered into an agreement with a bank to finance up to 6 million tonnes at 78% of the value of the iron ore produced and hauled to the port of Milne Inlet by Baffinland up to a limit of 450. This arrangement was renewed on December 1, 2020. On December 7, 2021, Baffinland signed a new agreement with a bank to finance up to 6 million tonnes at 82% of the value of the iron ore produced and hauled to the port of Milne Inlet by Baffinland up to a limit of 600.
ArcelorMittal's shared operator rights terminated on June 30, 2018 and the Company retained marketing rights until December 31, 2019. For the duration of 2020, ArcelorMittal provided transitional marketing services to Baffinland.
Following the Indian Supreme Court ruling dated October 4, 2018, ArcelorMittal completed a series of payments to the financial creditors of KSS Petron to clear overdue debts (see note 4.6). AMNS India has the right to enforce the KSS Petron debt on behalf of the Company for an outstanding amount of 136 as of December 31, 2021.